Stock Option Plan - Summary of Information about Stock Options - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares
26.63 to 35.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower limit (in dollars per share)	$ 26.63
Exercise Price, Upper limit (in dollars per share)	35.75
37.75 to 48.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower limit (in dollars per share)	37.75
Exercise Price, Upper limit (in dollars per share)	$ 48.95